UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21389
                                                    --------------------

                           ASA Debt Arbitrage Fund LLC
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     817 W. Peachtree Street, NW, Suite 400
                                Atlanta, GA 30308
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

               Kenneth Banwart, Chairman & Chief Executive Officer
                            Aspen Strategic Alliance
                     817 W. Peachtree Street, NW, Suite 400
                                Atlanta, GA 30308
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 404-760-3424
                                                           -------------

                       Date of fiscal year end: January 31
                                               -----------

                   Date of reporting period: January 31, 2005
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           ASA DEBT ARBITRAGE FUND LLC
                              FINANCIAL STATEMENTS

         FOR THE PERIOD FROM MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS)
TO JANUARY 31, 2005 WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                           ASA DEBT ARBITRAGE FUND LLC
                              FINANCIAL STATEMENTS

         FOR THE PERIOD FROM MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS)
TO JANUARY 31, 2005 WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ....................  1

Statement of Assets, Liabilities and Members' Capital ......................  2

Statement of Operations ....................................................  3

Statement of Changes in Members' Capital ...................................  4

Statement of Cash Flows ....................................................  5

Notes to Financial Statements ..............................................  6

Directors and Officers Information (unaudited) .............................  11

             Report of Independent Registered Public Accounting Firm

To the Members of
  ASA Debt Arbitrage Fund, LLC

We have audited the accompanying statement of assets, liabilities and member's capital of ASA Debt Arbitrage Fund, LLC (the "Fund"), including the schedule of investments, as of January 31, 2005, and the related statements of operations, changes in members' capital, and cash flows for the period from March 1, 2004 (commencement of operations) to January 31, 2005. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ASA Debt Arbitrage Fund, LLC at January 31, 2005, the results of its operations, changes in its members' capital, and its cash flows for the period from March 1, 2004 (commencement of operations) to January 31, 2005, in conformity with U.S. generally accepted accounting principles.


                                                /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 25, 2005

                                                     ASA DEBT ARBITRAGE FUND LLC
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                JANUARY 31, 2005

--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                                       $ 4,045,382
Investment in Midway Market Neutral Fund LLC, at fair value (cost $862,707)*        946,858
Due from adviser                                                                     27,177
Interest receivable                                                                   3,859
--------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                      5,023,276
--------------------------------------------------------------------------------------------

LIABILITIES
Payable for:
  Withdrawals                                                                        21,254
  Professional fees                                                                  27,369
  Administration fees                                                                 8,340
  Regulatory administration fees                                                      7,656
  Custody fees                                                                        6,593
  Distribution fees                                                                   3,333
  Directors fees                                                                      2,214
Other accrued expenses                                                                  880
--------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                    77,639
--------------------------------------------------------------------------------------------

NET ASSETS                                                                      $ 4,945,637
--------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Net capital contributions                                                       $ 4,861,486
Net unrealized appreciation on investments                                           84,151
--------------------------------------------------------------------------------------------
TOTAL MEMBERS' CAPITAL                                                          $ 4,945,637
--------------------------------------------------------------------------------------------

NET ASSET VALUE PER UNIT (BASED ON 199,509 UNITS OUTSTANDING)                   $     24.79
--------------------------------------------------------------------------------------------

*     Represents 19.15% of Members' Capital


                 See accompanying notes to financial statements                2

                                                     ASA DEBT ARBITRAGE FUND LLC
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

   FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                             $    8,243
--------------------------------------------------------------------------------
EXPENSES

Investment management fees                                               62,036
Professional fees                                                        33,619
Insurance expense                                                        27,372
Administration fees                                                      20,679
Regulatory administration fees                                           18,358
Distribution fees                                                        14,884
Registration fees                                                        10,801
Custody fees                                                              9,887
Directors fees                                                            5,313
Other expenses                                                            1,100
--------------------------------------------------------------------------------
                                                                        204,049
Less:
  Management fees and expenses waived                                   (89,213)
  Administration fees waived                                             (9,690)
--------------------------------------------------------------------------------
TOTAL EXPENSE                                                           105,146
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                     (96,903)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from investment transactions                              (20,211)
Unrealized appreciation on investments                                   84,151
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                          63,940
--------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
   DERIVED FROM INVESTMENT ACTIVITIES                                $  (32,963)
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements                3

                                                     ASA DEBT ARBITRAGE FUND LLC
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 2005
--------------------------------------------------------------------------------

                                                 ASPEN STRATEGIC
                                                  ALLIANCE, LLC       MEMBERS          TOTAL
-----------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT MARCH 1, 2004                  $     1,000     $        --     $     1,000

INCREASE (DECREASE) FROM INVESTMENT ACTIVITIES
Pro rata allocation:
 Net investment loss                                       (22)        (96,881)        (96,903)
 Realized loss on investments                               (4)        (20,207)        (20,211)
 Unrealized appreciation on investments                     17          84,134          84,151
-----------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM INVESTMENT ACTIVITIES                    (9)        (32,954)        (32,963)
-----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions (221,181 units issued)               --       5,517,050       5,517,050
Members' withdrawals (21,672 units redeemed)                --        (539,450)       (539,450)
-----------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                     --       4,977,600       4,977,600
-----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 31, 2005               $       991     $ 4,945,646     $ 4,945,637
-----------------------------------------------------------------------------------------------


                 See accompanying notes to financial statements                4

                                                     ASA DEBT ARBITRAGE FUND LLC
                                                         STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

   FOR THE PERIOD MARCH 1, 2004 (COMMENCEMENT OF OPERATIONS) TO JANUARY 31, 2005

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from investment activities       $    (32,963)
Adjustments to reconcile net increase in Members' capital derived from investment activities to net cash used in operating activities:
 Purchases of investments                                                   (4,846,682)
 Proceeds from sales of investments                                          3,963,764
 Realized loss on investments                                                   20,211
 Unrealized appreciation on investments                                        (84,151)
Changes in assets and liabilities:
Increase in assets:
 Increase in due from adviser                                                  (27,177)
 Increase in interest receivable                                                (3,859)
Increase in payables:
 Professional fees                                                              27,369
 Withdrawals                                                                    21,254
 Administration fee                                                              8,340
 Regulatory administration fee                                                   7,656
 Directors fees                                                                  2,214
 Custody fees                                                                    6,593
 Distribution fees                                                               3,333
 Other accrued expenses                                                            880
---------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                         (933,218)

CASHFLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                         5,517,050
Members withdrawals                                                           (539,450)
---------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                    4,977,600

Net increase in cash and cash equivalents                                    4,044,382
Cash and cash equivalents--beginning of period                                   1,000
---------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                  $  4,045,382
---------------------------------------------------------------------------------------


                 See accompanying notes to financial statements                5

                                                    ASA DEBT ARBITRAGE FUND, LLC
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                           FOR THE PERIOD ENDED JANUARY 31, 2005
--------------------------------------------------------------------------------

1.    ORGANIZATION

      ASA Debt Arbitrage Fund LLC (the "Fund") was organized as an Illinois limited liability company on June 30, 2003. The Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on March 1, 2004. Pursuant to an investment advisory agreement between the Fund and Aspen Strategic Alliance LLC (the "Adviser" and/or the
      "Administrator"), the Adviser will be responsible for developing, implementing and supervising the Fund's investment program. The Adviser has retained Guidance Capital LLC (the "Sub-Adviser") to assist with the selection of Portfolio Managers for the Company and may make allocation recommendations.

      The Fund will pursue its investment objective, to achieve consistent capital appreciation through investing with Portfolio Managers utilizing convertible arbitrage and fixed income arbitrage to take advantage of pricing inefficiencies in the fixed income markets, by investing primarily in private investment partnerships and other investment vehicles
      ("Investment Funds") that are managed by a select group of alternative asset managers ("Portfolio Managers") who utilizing convertible arbitrage and fixed-income arbitrage to take advantage of pricing inefficiencies. In allocating the Fund's assets for investment, the Adviser uses a specific set of guidelines for selecting the Portfolio Managers, which includes an evaluation of the individual Portfolio Manager's motivation, record of achievements, personal capital committed to the Fund and willingness to dilute personal equity to the business. The Adviser has primary responsibility for selecting Portfolio Managers and determining the portion of the Fund's assets to be allocated to each Portfolio Manager. The Adviser has retained the Sub-Adviser to assist with the execution of its responsibilities.

      PFPC Distributors, Inc. (the "Distributor") acts as the distributor of Interests on a best efforts basis, subject to various conditions. Interests are being offered through the Distributor and other brokers, dealers and certain financial institutions that have entered into selling agreements with the Distributor ("Selling Agents"). Interests will be sold only to investors meeting all qualifications for investment in the Fund.

      The Adviser has agreed to pay all organization and offering costs on behalf of the Fund.

      On March 31, 2005 Kenneth Banwart, Director and President of the Funds, filed a form 5 with the SEC. This action was necessary due to Mr. Banwart's failure to file Form 4 following his purchase of 2,121.7728 shares of the ASA Managed Futures Fund LLC on August 1, 2004. As of the date of this report, Mr. Banwart continued to hold these additional shares.

      On February 4, 2005 the Board of Directors of the Fund approved the Fund's liquidation, commencing, February 28, 2005. Final distribution, if any, should be paid on or around April 30, 2005.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles. The following is a summary of the significant accounting policies followed by the Fund.

      A.    PORTFOLIO VALUATION

      Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business

                                                    ASA DEBT ARBITRAGE FUND, LLC
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                           FOR THE PERIOD ENDED JANUARY 31, 2005
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A.    PORTFOLIO VALUATION (CONTINUED)

      at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

      Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

      B.    INCOME RECOGNITION

      Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

      C.    FUND COSTS

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

      D.    INCOME TAXES

      No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

      E.    CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in a PNC Bank, NA account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

      F.    USE OF ESTIMATES

      The preparation of financial statements in conformity with U.S. generally accepted accounting principles

                                                    ASA DEBT ARBITRAGE FUND, LLC
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                           FOR THE PERIOD ENDED JANUARY 31, 2005
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      F.    USE OF ESTIMATES (CONTINUED)

      requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS, AND OTHER

      The Fund will pay a monthly fee (the "Management Fee") to the Adviser, for management services, at the annual rate of 1.50% of the aggregate value of outstanding Interest, as defined in the Fund prospectus, determined as of the last business day of every month subsequent to the initial sale of Interests to investors. The Adviser will pay the Sub-Adviser for its services an annual fee equal to 0.75% from the Management Fee received by the Adviser based on the aggregate month-end value of the outstanding interests of the Fund. The fee paid to the Sub-Adviser is not a direct expense of the Fund.

      Aspen Strategic Alliance LLC (the "Administrator") provides various administration, fund accounting, investor accounting, taxation and transfer agent services to the Fund. In consideration of these services, the Fund will pay the Administrator a monthly fee of 0.50% of the Fund's net assets on an annual basis and will reimburse the Administrator for certain out-of-pocket expenses. Pursuant to the administration agreement with the Fund, the Administrator may appoint sub-administrators to provide these services to the Fund. Pursuant to a separate Sub-Administration, Accounting and Investor Services Agreement, the Administrator has contracted with PFPC Inc., an affiliate of PNC Bank N.A., to provide sub-administration, accounting and investor services to the Fund. PFPC Inc. is compensated by the Administrator.

      The Adviser has agreed that certain expenses of the Fund, including management and administration fees, shall not exceed, in aggregate, 2.50% per annum of the Fund's net asset value, and the Adviser will voluntarily waive fees to the extent necessary so that such 2.50% limit is not exceeded.

      Net profits or net losses of the Fund for each fiscal period will be allocated among, and credited or debited against, the capital accounts of investors as of the last day of each fiscal period in accordance with investors' respective investment percentages for the period. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund (including any net change in unrealized appreciation or depreciation of investments) and realized income and gains or losses and expenses during the fiscal period, before giving effect to any repurchases by the Fund for Interests (or portions thereof). Expenses required by applicable accounting principles to be charged to capital that are paid or accrued during a fiscal period will be allocated and charged to capital accounts of Investors pro rata in accordance with their respective investment percentages for the period. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts reimbursed to Directors by the Fund for the period ended January 31, 2005 were $5,313.

                                                    ASA DEBT ARBITRAGE FUND, LLC
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                           FOR THE PERIOD ENDED JANUARY 31, 2005
--------------------------------------------------------------------------------

4.    ADMINISTRATION AND CUSTODIAN FEES

      PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian of the Fund's assets, and may maintain custody of the Fund's assets with U.S. and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) as approved or authorized by the Board of Directors.

      The Fund pays a quarterly fee to the Distributor to reimburse it for payments made to Selling Agents and certain financial advisers that have agreed to provide ongoing investor services and account maintenance services to investors in the Fund that are their customers ("Investor Service Providers"). This fee will be in an amount, with respect to each Investor Service Provider, not to exceed the lesser of: (i) 0.60% (on an annualized basis) of the aggregate value of outstanding Interests held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar quarter (before any repurchases of Interests); or (ii) the Distributor's actual payments to the Investor Service Provider.

5.    SECURITIES TRANSACTIONS

      Aggregate purchases and sales of Investment Funds for the period ended January 31, 2005 amounted to $4,846,682 and $5,039,389, respectively.

      The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1.

6.    INVESTMENTS

      At January 31, 2005, the Fund had one investment, which was not a related party. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at January 31, 2005.

      The following table lists the Fund's investments in Investment Funds as of January 31, 2005. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                       NET OF
                                     MANAGEMENT
                                      FEES AND
                                     INCENTIVE                   PERCENTAGE OF
                                     ALLOCATION                  NET ASSETS OF
                                       GAIN ON                     INVESTMENT   MANAGEMENT    INCENTIVE
INVESTMENT FUND:                     INVESTMENTS   FAIR VALUE         FUND         FEE       ALLOCATIONS   LIQUIDITY
--------------------------------------------------------------------------------------------------------------------
STRATEGY:FIXED INCOME/CONVERTIBLE
BOND ARBITRAGE
Midway Market Neutral Fund L.P.       $  84,151     $ 946,858         0.73%     $  13,413     $  25,335     Monthly*

*     Initial lock-up is one year from initial investment.

                                                    ASA DEBT ARBITRAGE FUND, LLC
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                           FOR THE PERIOD ENDED JANUARY 31, 2005

--------------------------------------------------------------------------------

7.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

8.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                              FOR THE PERIOD FROM
                                                                                 MARCH 1, 2004
                                                                               (COMMENCEMENT OF
                                                                                OPERATIONS) TO
                                                                               JANUARY 31, 2005
                                                                             --------------------
      Net Asset Value, Beginning of Period                                      $     25.00
      Net Investment Loss                                                             (0.52)
      Net Realized & Unrealized Gain on Investments                                    0.31
                                                                                ------------
      Net Asset Value, End of Period                                            $     24.79
                                                                                ============
      Average Net Assets                                                        $ 4,511,683
      Total Return                                                                    (0.84%)**
      Ratio of Net Investment (Loss) to Average Net Assets Before Waiver***           (4.70%)*
      Ratio of Net Investment (Loss) to Average Net Assets After Waiver***            (2.33%)*
      Ratio of Total Expenses to Average Net Assets Before Waiver(a)                   4.90%*
      Ratio of Total Expenses to Average Net Assets After Waiver(a)                    2.52%*
      Portfolio Turnover Rate                                                           145%*

      (a) Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.

        *   Annualized.

       ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns are not annualized.

      *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

9.    INDEMNIFICATION RISK

      In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

10.   CONCENTRATION OF RISK

      The Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and invest techniques that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive, or negative, and may experience increased volatility of the Investment Funds' net asset value.

DIRECTORS AND OFFICERS (Unaudited)

Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling the Company at 866-277-3619.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                                 FUND         OTHER TRUSTEESHIPS/
                            TERM OF OFFICE AND                                                  COMPLEX          DIRECTORSHIPS
NAME, AGE, AND                LENGTH OF TIME            PRINCIPAL OCCUPATION(S)               OVERSEEN BY   HELD BY DIRECTOR OUTSIDE
POSITION(S) WITH FUND            SERVED(1)                DURING PAST 5 YEARS                 DIRECTOR(2)        FUND COMPANY
---------------------            ---------                -------------------                 -----------        ------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Richard G. Glidden (42)          Director          Business Development Manager of                 4                None
                                                   Northfield Information Services, Inc.
                                                   (2000 to present); Business
                                                   Development Manager, Chicago
                                                   Investment Analytics, Inc. (1996-
                                                   2000).
------------------------------------------------------------------------------------------------------------------------------------
Matthew Kenigsberg (35)          Director          Investment Strategist, SEI Investments          4                None
                                                   (2000 - present); Director, Barra
                                                   RogersCasey (1998-2000).
------------------------------------------------------------------------------------------------------------------------------------
James A. Martin III (56)         Director          President, Sterling Investment                  4                None
                                                   Management Inc. (1985 - present);
                                                   President, Martin Management Inc.
                                                   (1992 - present).
------------------------------------------------------------------------------------------------------------------------------------
Lynn Mathre (46)                 Director          President; Asset Management                     4                None
                                                   Advisors, Inc. (1986 - present).
------------------------------------------------------------------------------------------------------------------------------------
                                                   INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Kenneth E. Banwart (62)        Director and        Chairman, Chief Investment Officer,             4                None
                                President          and CEO, Aspen Strategic Alliance
                                                   LLC (2002 - present); Managing
                                                   Director, Aspen Partners, Ltd. (1996 -
                                                   present); Managing Director, QED
                                                   CapitalWorks LLC (2002 - present).
------------------------------------------------------------------------------------------------------------------------------------
                                                   OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
Jeremy L. Standrod (29)       Vice President,      Executive Vice President and                    N/A              None
                             Treasurer, Chief      Secretary of Aspen Strategic Alliance
                            Financial Officer,     LLC (2002 - present) and Aspen
                                and Chief          Partners, Ltd. (2001 - present); and
                                Compliance         Managing Director of QED
                                 Officer           CapitalWorks LLC (2002 - present).
------------------------------------------------------------------------------------------------------------------------------------
Jocelyn Fulmor (30)             Secretary          Manager, PFPC Regulatory                        N/A              None
                                                   Administration (2002 - present);
                                                   Investment Management Analyst,
                                                   Morgan, Lewis & Bockius LLP (1997
                                                   - 2002).
------------------------------------------------------------------------------------------------------------------------------------
Adam Langley                    Assistant          Associate Operations Director, Aspen            N/A              None
                                Secretary          Partners, Ltd. (2004 - present);
                                                   Executive Director, Chi Phi Fraternity,
                                                   Inc. (1997 - 2004).
------------------------------------------------------------------------------------------------------------------------------------

(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the Company at 866-277-3619.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Lynn Mathre is qualified to serve as an audit committee financial expert serving on its audit committee and that she is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $21,000 for 2004 and $0 for 2003.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2003.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2004 and $0 for 2003.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter, the Audit Committee shall pre-approve all auditing services and permissible non-audit services to be provided to the Company by the independent accountants, including the fees to be paid therefore. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Audit Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated shall be presented to the full Audit Committee at each of its scheduled meetings.

         Pre-approval for a permitted non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the independent accountants in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Company at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated.

         The Audit Committee shall pre-approve the independent accountants' engagements for non-audit services with the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Company in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the independent accountants by the Company, the investment adviser and any affiliate of the investment adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the

         Audit Committee pursuant to this paragraph (without regard to this exception).

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b) Not applicable.

                    (c) Not applicable.

                    (d) Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2004 and $0 for 2003.

     (h) Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies for the Registrant and for Aspen Strategic Alliance LLC and QED CapitalWorks LLC are attached herewith.


                           ASA DEBT ARBITRAGE FUND LLC
                           ASA HEDGED EQUITY FUND LLC
                          ASA MANAGED FUTURES FUND LLC
                       ASA MARKET NEUTRAL EQUITY FUND LLC


                       PROXY VOTING POLICY AND PROCEDURES
                       ----------------------------------

The Board of Directors of each of the above referenced investment companies (each, a "Fund," collectively, the "Funds") hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities or interests in investment funds held by the Funds:

I.       POLICY

It is the policy of the Board of Directors of the Funds (the "Board") to delegate the responsibility for voting proxies or other consents relating to portfolio securities or interests in investment funds held by the Funds to Aspen Strategic Alliance LLC ("ASA"), and QED CapitalWorks LLC ("QED" and together with ASA, the "Adviser") where relevant as a part of the Adviser's general management of the Funds, subject to the Board's continuing oversight. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner substantially consistent with the policies of the Adviser and then ensure such proxies are voted on a timely basis.

II.      FIDUCIARY DUTY

The right to vote a proxy with respect to portfolio securities held by the Funds is an asset of the Funds. The Adviser, to which authority to vote on behalf of the Funds is delegated, act as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders.

III.     PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

         A. REVIEW OF ADVISER PROXY VOTING PROCEDURES. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

         B. VOTING RECORD REPORTING. No less than annually, the Adviser shall report to the Board a record of each proxy voted with respect to portfolio securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interests 1, the Adviser shall submit a separate report indicating the nature of


----------
1 As it is used in this document, the term "conflict of interest" refers to a situation in which the Adviser or affiliated persons thereof have a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the Funds which could potentially compromise the Adviser's independence of judgment and action with respect to the voting of the proxy.

         the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

IV.      REVOCATION

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V.       ANNUAL FILING

The Funds shall file an annual report of each proxy voted with respect to the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year. 2

VI.      DISCLOSURES

         A. The Funds shall include in their registration statement:


            1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

            2. A statement disclosing that information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission's (the "SEC") website.

         B. Each Fund shall include in its annual and semi-annual reports to shareholders:


            1. A statement disclosing that a description of the policies and procedures used by or on behalf of each Fund to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Funds' toll-free telephone number; through a specified Internet address, if applicable; and on the SEC's website; and

            2. A statement disclosing that information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Funds' toll-free telephone number; or through a specified Internet address; or both; and on the SEC's website.


----------
2 The Funds must file their first report on Form N-PX not later than August 31, 2004, for the period beginning March 1, 2004, and ending June 30, 2004.

VII.     REVIEW OF POLICY.

At least annually, the Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

                          ASPEN STRATEGIC ALLIANCE LLC
                              QED CAPITALWORKS LLC
                       PROXY VOTING POLICY AND PROCEDURES

--------------------------------------------------------------------------------

1.       GOVERNING STANDARDS

This Proxy Voting Policy and Procedures (the "Policy") has been adopted by Aspen Strategic Alliance LLC ("ASA") and QED CapitalWorks LLC ("QED," and together with ASA, the "Advisers") to comply with Rule 206(4)-6 (the "Rule") under the Investment Advisers Act of 1940 ("Advisers Act"). The Policy, which has been designed to ensure that each Adviser votes proxies in the best interest of its clients and provides clients with information about how their proxies are voted, contains procedures that have been reasonably designed to prevent and detect fraudulent, deceptive or manipulative acts by each Adviser and its advisory affiliates. 1

2.       LEGAL REQUIREMENTS

The Rule states that it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless the adviser:

         (a) Adopts and implements written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how the adviser addresses material conflicts that may arise between its interests and those of its clients;

         (b) Discloses to clients how they may obtain information from the adviser about how it voted with respect to their securities; and

         (c) Describes to clients the adviser's proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

In accordance with its obligations under the Rule, each Adviser has designed and adopted the following procedures to ensure that client proxies are voted in the best interest of clients at all times.

3.       POLICY

The Policy applies to those client accounts that contain voting securities and for which each Adviser has authority to vote client proxies. The Policy will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues.


-----------------------
1 Each Adviser's advisory affiliates are defined in this Policy to include: 1) all members, officers, directors (or any person performing similar functions); 2) all persons directly or indirectly controlling or controlled by each Adviser; and 3) all current employees.

When voting proxies for client accounts, each Adviser's primary objective is to make voting decisions solely in the best interest of clients for which it manages assets. In fulfilling its obligations to clients, each Adviser will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. This Policy is designed to ensure that each Adviser exercises care and diligence to monitor corporate governance and other developments relevant to client securities and to take these factors into account when exercising its authority to vote on behalf of clients. Moreover, to the extent shareholder proposals raise potential conflicts of interest for each Adviser or its affiliates, the Policy obligates each Adviser to resolve those conflicts in favor of its clients.

In certain situations, a client or its fiduciary may provide each Adviser with a statement of proxy voting policy or guidelines. In these situations, each Adviser shall seek to comply with such policy or guidelines to the extent that it would not be inconsistent with applicable regulation or its fiduciary responsibilities.

4.       PROCEDURES

A. Each Adviser shall maintain a list of all clients for which it votes proxies. The list will be maintained electronically and updated by the person serving as compliance officer to each Adviser or appropriate party (the "Compliance Officer") on an as-needed basis.

B. Each Adviser shall ensure that it is the designated party to receive proxy voting materials from companies or intermediaries. Such entities shall be instructed to direct all proxy voting materials to the Compliance Officer.

C. The Compliance Officer will provide all proxy solicitation information and materials to the appropriate investment personnel of each Adviser (i.e., portfolio managers, analysts, etc.) for their review and consideration.

D. Generally, each Adviser will support management initiatives if it appears that management is reasonable and that the proposals are not detrimental to the long-term value of the investment. However, each Adviser will review all proxies in accordance with the general principles described above and, in light of its review of facts and circumstances it deems relevant, may not support existing management proposals. Moreover, if, after careful consideration, each Adviser believes that management's positions may not be supported consistently, each Adviser will consider whether to sell the Fund's interest in that company. In general, each Adviser:

         o     opposes proposals intended to entrench management;
         o believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience;
         o opposes "poison pills," "golden parachutes" or similar structures that financially inhibit changes in control;
         o believes remuneration should be commensurate with experience, responsibilities and performance; and
         o believes that appropriate steps should be taken to ensure the independence of auditors.

E. Each Adviser's investment personnel shall be responsible for making voting decisions with respect to all client proxies. Such decisions shall then be forwarded to the Compliance Officer, typically via electronic mail, who will then ensure that such proxy votes are submitted in a timely manner.

F. The Advisers are not required to vote every client proxy and refraining from voting should not necessarily be construed as a violation of an Adviser's fiduciary obligations. Neither Adviser shall ignore or neglect its proxy voting responsibilities at any time. However, there may be times when refraining from voting is in the client's best interest, such as when an Adviser's analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client.

G. The Compliance Officer shall be responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which each Adviser believes it may be in its clients' best interest for each Adviser not to vote a particular proxy. The Compliance Officer shall maintain documentation of any cost-benefit analysis with respect to client proxies that are NOT voted by each Adviser. Generally speaking, the Advisers will not vote proxies of holdings that represent less than 5% of a client's portfolio.

H. The Compliance Officer will report any attempts by the personnel of either Adviser to influence the voting of client proxies in a manner that is inconsistent with this Policy. Such report shall be made to each Adviser's Chief Executive Officer ("CEO"), or if the CEO is the person attempting to influence the voting, then to the Adviser's outside counsel.

5.       MATERIAL CONFLICTS OF INTEREST

A. GENERAL: As noted previously, each Adviser will vote its clients' proxies in the best interest of its clients and not its own. In voting client proxies, each Adviser shall avoid material conflicts of interest between the interests of each Adviser on the one hand and the interests of its clients on the other.

B. POTENTIAL MATERIAL CONFLICTS OF INTEREST: The Compliance Officer reviews reports that set forth by record date, any security held in a client account which is issued by a (i) public company that is, or a known affiliate of which is, a separate account client of the Adviser (including sub-advisory relationships), (ii) public company, or a known affiliate of a public company, that has invested in a pooled vehicle managed by an Adviser or (iii) public company, or a known affiliate of a public company, by which the spouse of an employee of an Adviser or an immediate family member of an employee of an Adviser living in the household of such employee is employed, for the purpose of identifying any potential proxy votes that could present a conflict of interest for either Adviser. This list also contains information regarding the source of any potential conflict relating to such companies. The Compliance Officer then reviews potential conflicts identified on those "conflict reports" to determine if business or personal relationships exist between each Adviser, its officers, managers or employees and the company that could present a material conflict of interest.

         If the Compliance Officer determines that the conflict in question is not material, the affected Adviser will vote the proxy in accordance with the policies stated herein. If a conflict is judged material, that Adviser will obtain the informed consent of the affected clients as to the fact that a material conflict exists in voting the client's proxy in the manner favored by that Adviser. If obtaining such consent from any client is impracticable or undesirable, each Adviser shall engage an independent proxy voting advisory and research firm, and vote the client(s) proxy in accordance with the published recommendation of that firm. Any vote recommended by that firm is binding and may not be overridden by each Adviser.

         The Compliance Officer will maintain a log of all such conflicts identified, the analysis of the conflict and the vote ultimately cast. Each entry in this log is signed by the Chief Investment Officer or person responsible for casting votes before the relevant votes are cast.

6.       RECORDKEEPING

A. GENERAL: In accordance with Rule 204-2(c)(2) under the Advisers Act, each Adviser shall maintain the following documents in an easily accessible place for five years, the first two in an appropriate office of each Adviser:

         o     Proxy voting policies and procedures;
         o     Proxy statements received regarding client securities;
         o     Records of votes cast on behalf of clients;
         o     Records of client requests for proxy voting information; and
         o Any documents prepared by each Adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.

In lieu of maintaining its own copies of proxy statements as noted above, each Adviser may rely on proxy statements filed on the SEC's EDGAR system (See HTTP://WWW.SEC.GOV/INFO/EDGAR/FORMS.HTM). Additionally, each Adviser may rely on proxy statements and records of proxy votes cast by each Adviser that are maintained with a third party, such as ADP.

All proxy votes will be recorded on each Adviser's PROXY VOTING RECORD or in another suitable place. In either case, the following information will be maintained:

         o     The name of the issuer of the portfolio security;
         o     The exchange ticker symbol of the portfolio security;
         o The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
         o     The shareholder meeting date;
         o     The number of shares the Adviser voted on a firm-wide basis;
         o     A brief identification of the matter voted on;
         o Whether the matter was proposed by the issuer or by a security holder;
         o     Whether or not the Adviser cast its votes on the matter;

         o     How the Adviser cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors);
         o     Whether the Adviser cast its vote with or against management; and
         o     Whether any client requested an alternative vote on its proxy.

B. CONFLICTING VOTES: In the event that either Adviser votes the same proxy in two directions, it shall maintain documentation to support its voting (this may occur if a client requires an Adviser to vote a certain way on an issue, while the Adviser deems it beneficial to vote in the opposite direction for its other clients) in the permanent file.

C. CLIENT REQUEST TO REVIEW VOTES: Any request by a client to review voted, whether written (including e-mail) or oral, received by any of each Adviser's employees, must be promptly reported to the Compliance Officer. All written requests must be retained in each Adviser's proxy voting file. The following additional procedures shall be followed with respect to a client request to review proxy voting information:

         The Compliance Officer shall record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client's request, referred to third party, not a proxy voting client, other dispositions, etc.) on the document entitled CLIENT REQUESTS FOR PROXY INFORMATION or in another suitable place.

         Each Adviser shall provide the information requested, free of charge, to the client within a reasonable time period (within 10 business days) for their review at the offices of each Adviser. Such a review shall be documented and should be attached and maintained with the client's written request, if applicable, and maintained in the permanent file.

         Clients are permitted to request, and each Adviser is required to distribute, the proxy voting record for such client for the five (5) year period prior to their request.

7.       ANNUAL REVIEW & CERTIFICATION

On an annual basis, each Adviser will review a sample of its client accounts to ensure that it is properly receiving and voting all of its clients' proxies in accordance with the Rule. Further, each Adviser employee that is involved in the proxy voting process is required to certify annually that he or she has read, understands and has complied with, to the best of his or her knowledge, these policies and procedures. The foregoing certifications must be set forth in writing on a standard PROXY VOTING POLICY ANNUAL CERTIFICATION FORM (a copy of which is attached as Exhibit A).

8.       CONFIDENTIALITY

All reports and any other information filed with each Adviser pursuant to this Policy shall be treated as confidential, except that the same may be disclosed to each Adviser's management, any regulatory or self-regulatory authority or agency upon its request, or as required by law or court or administrative order.

9.       AMENDMENT

Each Adviser may, from time to time, amend this Policy, and/or adopt such interpretations of this Policy as it deems appropriate provided, however, that such changes are approved by each Adviser management.

10.      QUESTIONS OR CONCERNS

Any questions or concerns regarding this Policy, or whether a particular issue may present a material conflict of interest with respect to each Adviser's voting of client proxies, should be directed to the Compliance Officer.

                                    EXHIBIT A
                               PROXY VOTING POLICY
                            ANNUAL CERTIFICATION FORM

I have recently read and reviewed each Adviser's PROXY VOTING POLICY AND PROCEDURES. I understand such policies and procedures and recognize that I am subject to them and understand the penalties for non-compliance. I certify that if I have a question as to whether a particular issue may present a material conflict of interest with respect to each Adviser's voting of client proxies, then I shall immediately notify the Compliance Officer. I further certify that I have fully and accurately completed this certificate. I am currently aware of the following potential material conflicts of interest or attempts to influence each Adviser's proxy voting process, which are discussed below:

KNOWN POTENTIAL MATERIAL CONFLICTS OR ATTEMPTS TO INFLUENCE THE PROXY VOTING PROCESS (describe fully below):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CERTIFIED BY:



NAME:                                                                    (PRINT)
                    -----------------------------------------------------


SIGNATURE:
                    -----------------------------------------------------


DATE:
                    -----------------------------------------------------

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.


  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 ASA Debt Arbitrage Fund LLC
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Kenneth E. Banwart
                         -------------------------------------------------------
                             Kenneth E. Banwart, Chief Executive Officer
                             (principal executive officer)

Date         April 8, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Kenneth E. Banwart
                         -------------------------------------------------------
                             Kenneth E. Banwart, Chief Executive Officer
                             (principal executive officer)

Date         April 8, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ Jeremy L. Standrod
                         -------------------------------------------------------
                             Jeremy L. Standrod, Chief Financial Officer
                             (principal financial officer)

Date         April 8, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.